Quarterly Financial Data (Unaudited) - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Executive Officer
Components of Operating Income by Quarter [Line Items]
Incremental compensation expenses related to retirement agreement	$ 0.8	$ 0.9
Incremental compensation expenses related to retirement agreement, net of tax	$ 0.5	0.5
Furmanite Technical Solutions
Components of Operating Income by Quarter [Line Items]
Management transition and integration costs, net of tax		$ 0.2	$ 0.1	$ 0.3	$ 0.1